Schedule of Investments (unaudited)	iShares® U.S. Technology ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 3.0%
Arista Networks Inc.(a)	39,939	$15,192,396
Ciena Corp.(a)	112,794	6,557,843
Cisco Systems Inc.	3,066,323	169,782,305
EchoStar Corp., Class A(a)	31,952	712,530
F5 Networks Inc.(a)(b)	43,349	8,952,002
Juniper Networks Inc.	237,664	6,687,865
Lumentum Holdings Inc.(a)(b)	55,252	4,640,615
Motorola Solutions Inc.	123,557	27,666,883
Ubiquiti Inc.	5,492	1,719,545
Viavi Solutions Inc.(a)	165,008	2,753,984
		244,665,968
Diversified Telecommunication Services — 0.2%
Liberty Global PLC, Class A(a)	103,671	2,783,566
Liberty Global PLC, Class C, NVS(a)	252,909	6,793,136
Lumen Technologies Inc.	722,695	9,012,007
		18,588,709
Electronic Equipment, Instruments & Components — 0.3%
CDW Corp./DE	101,930	18,688,865
SYNNEX Corp.	30,335	3,626,246
		22,315,111
Health Care Technology — 0.6%
Cerner Corp.	219,129	17,615,780
Veeva Systems Inc., Class A(a)	100,483	33,431,699
		51,047,479
Household Durables — 0.2%
Garmin Ltd.	109,162	17,160,266

Interactive Media & Services — 16.8%
Alphabet Inc., Class A(a)	164,749	443,921,123
Alphabet Inc., Class C, NVS(a)	155,999	421,886,816
ANGI Inc.(a)(b)	57,708	664,219
Bumble Inc., Class A(a)(b)	38,256	1,946,465
Cargurus Inc.(a)	65,340	1,868,724
Facebook Inc., Class A(a)	1,018,712	362,967,086
IAC/InterActiveCorp.(a)	60,790	8,345,859
Match Group Inc.(a)(b)	196,822	31,347,840
Snap Inc., Class A, NVS(a)	682,961	50,825,958
Twitter Inc.(a)	580,319	40,477,250
Vimeo Inc.(a)	112,253	5,028,934
Zillow Group Inc., Class A(a)(b)	27,330	2,927,863
Zillow Group Inc., Class C, NVS(a)	116,631	12,393,210
		1,384,601,347
Internet & Direct Marketing Retail — 0.7%
Chewy Inc., Class A(a)(b)	60,553	5,068,286
DoorDash Inc., Class A(a)	25,667	4,473,502
eBay Inc.	471,008	32,127,456
Etsy Inc.(a)	92,336	16,944,579
		58,613,823
IT Services — 3.8%
Akamai Technologies Inc.(a)(b)	118,808	14,247,455
Amdocs Ltd.	92,627	7,142,468
Cognizant Technology Solutions Corp., Class A	383,294	28,183,608
DXC Technology Co.(a)	185,516	7,416,930
EPAM Systems Inc.(a)(b)	41,125	23,021,775
Fastly Inc., Class A(a)(b)	63,532	3,053,983
Gartner Inc.(a)	62,538	16,555,685
GoDaddy Inc., Class A(a)	122,003	10,229,952
Security	Shares	Value

IT Services (continued)
International Business Machines Corp.	650,137	$91,643,311
MongoDB Inc., Class A(a)(b)	38,749	13,907,791
Okta Inc.(a)(b)	91,170	22,591,014
Snowflake Inc., Class A(a)(b)	45,150	11,997,258
SolarWinds Corp.(b)	52,107	585,683
Twilio Inc., Class A(a)(b)	118,144	44,137,417
VeriSign Inc.(a)	71,980	15,574,313
		310,288,643
Semiconductors & Semiconductor Equipment — 19.6%
Advanced Micro Devices Inc.(a)(b)	884,080	93,880,455
Allegro MicroSystems Inc.(a)	30,288	830,194
Analog Devices Inc.	268,615	44,971,523
Applied Materials Inc.	667,700	93,431,261
Broadcom Inc.	297,088	144,206,515
Cirrus Logic Inc.(a)	41,728	3,446,316
Cree Inc.(a)	83,724	7,766,238
Enphase Energy Inc.(a)	98,562	18,687,355
Entegris Inc.	98,603	11,895,466
Intel Corp.	2,938,120	157,835,806
KLA Corp.	111,641	38,868,931
Lam Research Corp.	103,773	66,145,948
Marvell Technology Inc.	596,438	36,090,463
Maxim Integrated Products Inc.	195,650	19,547,391
Microchip Technology Inc.	199,218	28,512,080
Micron Technology Inc.(a)	815,961	63,302,254
MKS Instruments Inc.	40,124	6,276,999
Monolithic Power Systems Inc.	31,407	14,109,909
NVIDIA Corp.	1,813,208	353,557,428
NXP Semiconductors NV	200,743	41,431,348
ON Semiconductor Corp.(a)	310,050	12,110,553
Power Integrations Inc.	43,795	4,247,677
Qorvo Inc.(a)	81,793	15,507,135
QUALCOMM Inc.	820,752	122,948,650
Semtech Corp.(a)	46,645	2,887,792
Silicon Laboratories Inc.(a)	32,519	4,845,006
Skyworks Solutions Inc.	120,152	22,169,246
SolarEdge Technologies Inc.(a)	37,824	9,814,572
Teradyne Inc.	121,187	15,390,749
Texas Instruments Inc.	671,975	128,091,874
Universal Display Corp.	31,250	7,327,813
Xilinx Inc.	178,630	26,765,919
		1,616,900,866
Software — 35.1%
ACI Worldwide Inc.(a)	85,635	2,937,280
Adobe Inc.(a)	347,802	216,204,157
Alteryx Inc., Class A(a)	42,785	3,311,559
Anaplan Inc.(a)	105,064	6,009,661
ANSYS Inc.(a)	63,332	23,335,309
Asana Inc., Class A(a)	19,814	1,407,983
Aspen Technology Inc.(a)	49,300	7,210,618
Autodesk Inc.(a)	160,079	51,406,169
Avalara Inc.(a)(b)	62,595	10,464,006
Bentley Systems Inc., Class B(b)	7,617	463,190
Bill.com Holdings Inc.(a)(b)	45,289	9,366,671
Black Knight Inc.(a)	114,341	9,468,578
Blackbaud Inc.(a)	35,700	2,546,481
Cadence Design Systems Inc.(a)	202,753	29,936,480
CDK Global Inc.	89,169	4,279,220
Ceridian HCM Holding Inc.(a)	96,013	9,447,679

Schedule of Investments (unaudited) (continued)	iShares® U.S. Technology ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Citrix Systems Inc.	90,176	$9,085,232
Cloudflare Inc., Class A(a)	139,525	16,551,851
Coupa Software Inc.(a)(b)	53,286	11,563,062
Crowdstrike Holdings Inc., Class A(a)	144,954	36,761,784
Datadog Inc., Class A(a)	158,699	17,567,979
DocuSign Inc., Class A(a)	141,567	42,192,629
Dolby Laboratories Inc., Class A	47,262	4,589,140
Dropbox Inc., Class A(a)(b)	215,348	6,781,309
Dynatrace Inc.(a)	134,815	8,610,634
Elastic NV(a)(b)	46,229	6,844,666
Fair Isaac Corp.(a)	20,931	10,965,960
FireEye Inc.(a)	173,422	3,503,124
Five9 Inc.(a)	48,930	9,849,120
Fortinet Inc.(a)	98,767	26,888,328
Guidewire Software Inc.(a)(b)	61,047	7,032,614
HubSpot Inc.(a)(b)	31,899	19,012,442
Intuit Inc.	198,815	105,365,986
j2 Global Inc.(a)	30,741	4,342,781
Manhattan Associates Inc.(a)	46,364	7,401,085
McAfee Corp., Class A	25,940	702,196
Microsoft Corp.	4,975,088	1,417,452,322
N-Able Inc.(a)	26,040	359,352
nCino Inc.(a)(b)	11,677	742,307
New Relic Inc.(a)	39,431	2,723,893
NortonLifeLock Inc.	423,340	10,507,299
Nuance Communications Inc.(a)	207,191	11,374,786
Nutanix Inc., Class A(a)(b)	148,326	5,342,703
Oracle Corp.	1,321,812	115,182,698
Palantir Technologies Inc., Class A(a)(b)	327,745	7,115,344
Palo Alto Networks Inc.(a)	70,857	28,275,486
Paycom Software Inc.(a)	35,661	14,264,400
Paylocity Holding Corp.(a)(b)	27,343	5,672,579
Pegasystems Inc.	29,043	3,707,049
Proofpoint Inc.(a)	41,584	7,263,061
PTC Inc.(a)	76,764	10,397,684
Qualtrics International Inc., Class A(a)(b)	40,952	1,708,927
RingCentral Inc., Class A(a)	58,672	15,681,265
salesforce.com Inc.(a)	702,663	169,995,260
ServiceNow Inc.(a)	143,668	84,460,980
Smartsheet Inc., Class A(a)	84,993	6,166,242
Splunk Inc.(a)	119,101	16,909,960
SS&C Technologies Holdings Inc.	161,860	12,688,205
Synopsys Inc.(a)	111,022	31,973,226
Trade Desk Inc. (The), Class A(a)	314,267	25,741,610
Tyler Technologies Inc.(a)	29,702	14,632,393
Unity Software Inc.(a)(b)	18,157	1,944,978
Security	Shares	Value

Software (continued)
Verint Systems Inc.(a)(b)	47,158	$2,012,232
VMware Inc., Class A(a)(b)	58,768	9,034,992
Workday Inc., Class A(a)	137,619	32,257,894
Zendesk Inc.(a)(b)	86,174	11,248,292
Zoom Video Communications Inc., Class A(a)	155,056	58,626,674
Zscaler Inc.(a)	54,333	12,817,698
		2,891,688,754
Technology Hardware, Storage & Peripherals — 19.6%
Apple Inc.	10,361,857	1,511,380,462
Dell Technologies Inc., Class C(a)	182,231	17,607,159
Hewlett Packard Enterprise Co.	951,444	13,795,938
HP Inc.	873,068	25,205,473
NetApp Inc.	161,971	12,891,272
Pure Storage Inc., Class A(a)	185,039	3,611,961
Seagate Technology Holdings PLC	144,721	12,720,976
Western Digital Corp.(a)	222,450	14,443,679
Xerox Holdings Corp.	117,003	2,823,282
		1,614,480,202
Total Common Stocks — 99.9%
(Cost: $4,487,064,957)		8,230,351,168

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(c)(d)(e)	106,845,561	106,898,984
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	10,660,000	10,660,000
		117,558,984
Total Short-Term Investments — 1.4%
(Cost: $117,526,004)		117,558,984

Total Investments in Securities — 101.3%
(Cost: $4,604,590,961)		8,347,910,152

Other Assets, Less Liabilities — (1.3)%		(108,326,604)

Net Assets — 100.0%		$8,239,583,548

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period-end.

(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Technology ETF
July 31, 2021

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/21	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$117,943,012	$—	$(11,040,609	)(a)	$(2,448)	$(971)	$106,898,984	106,845,561	$37,670	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,110,000	—	(7,450,000	)(a)	—	—	10,660,000	10,660,000	208		—
					$(2,448)	$(971)	$117,558,984		$37,878		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Communication Services Select Sector E-Mini Index	20	09/17/21	$2,154	$85,695
S&P Select Sector Technology E-Mini Index	44	09/17/21	6,794	67,075
				$152,770

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® U.S. Technology ETF
July 31, 2021

Fair Value Measurements (continued)

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund's investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,230,351,168	$—	$—	$8,230,351,168
Money Market Funds	117,558,984	—	—	117,558,984
	$8,347,910,152	$—	$—	$8,347,910,152
Derivative financial instruments(a)
Assets
Futures Contracts	$152,770	$—	$—	$152,770

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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